Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

March 31, 2018

Dates Covered
Collections Period	03/01/18 - 03/31/18
Interest Accrual Period	03/15/18 - 04/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/18	181,818,837.40	18,267
Yield Supplement Overcollateralization Amount 02/28/18	3,103,020.21	0
Receivables Balance 02/28/18	184,921,857.61	18,267
Principal Payments	11,153,703.15	468
Defaulted Receivables	360,769.82	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/18	2,799,068.55	0
Pool Balance at 03/31/18	170,608,316.09	17,771

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	16.31%

Prepayment ABS Speed	1.29%

Overcollateralization Target Amount	10,110,890.72
Actual Overcollateralization	10,110,890.72

Weighted Average APR	3.71%
Weighted Average APR, Yield Adjusted	5.30%
Weighted Average Remaining Term	26.88

Delinquent Receivables:
Past Due 31-60 days	4,097,597.64	296
Past Due 61-90 days	717,920.62	51
Past Due 91-120 days	179,583.21	11
Past Due 121+ days	0.00	0
Total	4,995,101.47	358

Total 31+ Delinquent as % Ending Pool Balance	2.93%

Recoveries	240,803.15

Aggregate Net Losses/(Gains) - March 2018	119,966.67

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.78%
Prior Net Losses Ratio	0.22%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	1.32%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.62%

Flow of Funds	$ Amount

Collections	11,949,727.23
Advances	(9,633.93)
Investment Earnings on Cash Accounts	15,402.27
Servicing Fee	(154,101.55)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,801,394.02

Distributions of Available Funds
(1) Class A Interest	191,849.05
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	1,099,630.59
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,110,890.72
(7) Distribution to Certificateholders	365,337.41
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,801,394.02

Servicing Fee	154,101.55
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 03/15/18	171,707,946.68
Principal Paid	11,210,521.31
Note Balance @ 04/16/18	160,497,425.37

Class A-1
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2a
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-2b
Note Balance @ 03/15/18	0.00
Principal Paid	0.00
Note Balance @ 04/16/18	0.00
Note Factor @ 04/16/18	0.0000000%

Class A-3
Note Balance @ 03/15/18	43,377,946.68
Principal Paid	11,210,521.31
Note Balance @ 04/16/18	32,167,425.37
Note Factor @ 04/16/18	9.0868433%

Class A-4
Note Balance @ 03/15/18	107,600,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	107,600,000.00
Note Factor @ 04/16/18	100.0000000%

Class B
Note Balance @ 03/15/18	20,730,000.00
Principal Paid	0.00
Note Balance @ 04/16/18	20,730,000.00
Note Factor @ 04/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	225,535.30
Total Principal Paid	11,210,521.31
Total Paid	11,436,056.61

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.77660%
Coupon	2.00660%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	41,209.05
Principal Paid	11,210,521.31
Total Paid to A-3 Holders	11,251,730.36

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2281984
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.3428929
Total Distribution Amount	11.5710913

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1164097
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.6681393
Total A-3 Distribution Amount	31.7845490

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	98.09
Noteholders' Principal Distributable Amount	901.91

Account Balances	$ Amount

Advances
Balance as of 02/28/18	46,299.46
Balance as of 03/31/18	36,665.53
Change	(9,633.93)

Reserve Account
Balance as of 03/15/18	2,527,722.68
Investment Earnings	2,967.16
Investment Earnings Paid	(2,967.16)
Deposit/(Withdrawal)	-
Balance as of 04/16/18	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68